Related parties (Detail 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Outstanding Balances For Related Party Transactions [Line Items]
Carrying amount at the beginning of the year	$ 663	$ 183
of which: unsecured loans and receivables	840	656
Additions	785	955
Reductions	(695)	(440)
Foreign currency translation	95	(34)
Carrying amount at the end of the year	849	663
of which: unsecured loans and receivables	840	656
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	401	200
Income from services provided to associates and joint ventures	36	27
Liabilities to associates and joint ventures	116	312
Commitments and contingent liabilities to associates and joint ventures	900	1,100
Merger with Credit Suisse AG
Outstanding Balances For Related Party Transactions [Line Items]
Additions		$ 89
Swisscard
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	$ 180